PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
The components of property, plant and equipment were as follows:

	As at December 31, 2014 (Successor)
	Cost	Accumulated depreciation, amortization and impairment	Net book value
Buildings and land
Specialty printing papers and newsprint	$68.2	$10.9	$57.3
Pulp	10.9	0.6	10.3
Machinery and equipment
Specialty printing papers and newsprint	428.1	129.5	298.6
Pulp	15.6	2.5	13.1
	$522.8	$143.5	$379.3

	As at December 31, 2013 (Successor)
	Cost	Accumulated depreciation, amortization and impairment	Net book value
Buildings and land
Specialty printing papers and newsprint	$67.7	$8.1	$59.6
Pulp	10.9	0.2	10.7
Machinery and equipment
Specialty printing papers and newsprint	410.1	77.1	333.0
Pulp	10.0	1.1	8.9
	$498.7	$86.5	$412.2